STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.6%
China - 3.0%
Alibaba Group Holding, ADR	73,197	[a]	12,403,232
Baidu, ADR	85,203	[a]	9,999,424
Tencent Holdings	257,730		11,659,838
			34,062,494
France - 8.4%
AXA	334,433		8,785,618
L'Oreal	64,310		18,318,380
Thales	196,388		24,265,022
Total	423,797		23,711,906
Vivendi	766,542		21,127,245
			96,208,171
Germany - 8.6%
Deutsche Post	342,621		11,251,924
Deutsche Wohnen	389,563		14,289,406
Hella Gmbh & Co. Kgaa	149,151		7,373,925
Infineon Technologies	593,982		10,496,894
LEG Immobilien	173,306		19,546,040
SAP	259,164		35,624,959
			98,583,148
Hong Kong - 3.6%
AIA Group	3,824,312		41,343,274
India - .2%
Vakrangee	5,263,102	[a]	2,581,939
Ireland - .6%
AIB Group	1,520,745		6,239,007
Japan - 24.6%
Ebara	586,300		15,969,490
FANUC	77,300		14,349,519
Invincible Investment	32,016		16,579,926
Japan Airlines	209,386		6,698,497
Japan Tobacco	431,700		9,540,230
M3	545,300		9,992,585
Pan Pacific International Holdings	419,000		26,632,043
Recruit Holdings	578,313		19,333,592
Seven & I Holdings Co.	437,500		14,829,188
Sony	619,100		32,347,317
Sugi Holdings	389,600		18,437,225
Suntory Beverage & Food	317,400		13,778,942
Suzuki Motor	438,400		20,635,077

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.6% (continued)
Japan - 24.6% (continued)
TechnoPro Holdings	633,800		33,777,714
Topcon	957,300		12,012,113
Yokogawa Electric	826,400		16,245,182
			281,158,640
Netherlands - 6.9%
Royal Dutch Shell, Cl. B	1,283,032		41,850,669
Wolters Kluwer	508,030		36,985,869
			78,836,538
Norway - 1.2%
DNB	714,585		13,292,051
Portugal - .7%
Galp Energia	541,069		8,341,163
South Korea - 1.7%
Samsung SDI	96,670		19,812,788
Sweden - .8%
Swedbank, Cl. A	587,858		8,828,501
Switzerland - 10.6%
ABB	846,343		16,995,273
Alcon	61,105	[a]	3,779,238
Credit Suisse Group	900,922	[a]	10,810,253
Novartis	305,525		27,945,457
Roche Holding	125,403		35,284,177
Zurich Insurance Group	76,983		26,806,425
			121,620,823
United Kingdom - 23.7%
Anglo American	599,684		17,153,424
Associated British Foods	263,906		8,271,909
Barclays	12,822,962		24,442,586
Diageo	731,683		31,509,403
Ferguson	321,125		22,889,466
GlaxoSmithKline	1,852,709		37,086,727
Informa	815,433		8,656,906
Prudential	1,096,361		23,879,491
RELX	1,131,634		27,385,137
Royal Bank of Scotland Group	3,921,587		10,948,602
St James's Place	617,637		8,628,880
Unilever-CVA	693,802		42,262,282
Vodafone Group	5,124,088		8,405,121
			271,519,934
Total Common Stocks (cost $906,426,396)			1,082,428,471

	Preferred Dividend Yield (%)
Preferred Stocks - .9%
Germany - .9%
Volkswagen (cost $8,553,867)	3.13	60,287		10,159,864
	1-Day Yield (%)
Investment Companies - 4.3%
Registered Investment Companies - 4.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $49,723,048)	2.29	49,723,048	[b]	49,723,048
Total Investments (cost $964,703,311)		99.8%		1,142,311,383
Cash and Receivables (Net)		.2%		2,370,766
Net Assets		100.0%		1,144,682,149

ADR—American Depository Receipt

CVA—Company Voluntary Arrangement

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Fund

June 30, 2019 (Unaudited)

The following is a summary of the inputs used as of June 30, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	22,402,656	1,060,025,815	†	-	1,082,428,471
Equity Securities - Preferred Stocks	-	10,159,864	†	-	10,159,864
Investment Companies	49,723,048	-		-	49,723,048
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	231		-	231
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(6,588)		-	(6,588)

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon International Equity Fund

June 30, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
RBS Securities
United States Dollar	139,004	Japanese Yen	14,958,116	7/1/19	231
State Street Bank and Trust Company
Japanese Yen	603,829,486	United States Dollar	5,609,086	7/3/19	(6,173)
United States Dollar	292,018	Japanese Yen	31,518,258	7/2/19	(415)
Gross Unrealized Appreciation					231
Gross Unrealized Depreciation					(6,588)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at June 30, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At June 30, 2019, accumulated net unrealized appreciation on investments was $177,608,072, consisting of $231,367,112 gross unrealized appreciation and $53,759,040 gross unrealized depreciation.

At June 30, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.